Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / $	Dec. 31, 2021 MXN ($) $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	75.00%	68.00%
Percentage of costs and expenses denominated in US dollars	40.00%	30.00%
Foreign exchange rate | $ / $	19.3615	20.5157
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	4.91%	5.25%
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	4.91%	5.25%
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 662,533	$ 641,116
Liabilities	(558,971)	(725,206)
Total assets (liabilities)	103,562	(84,090)
Currency Risk [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0	0
Liabilities	(771)	(353)
Total assets (liabilities)	(771)	(353)
4.91% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	5,400
4.91% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	34,811
Liabilities	(29,370)
4.91% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0
Liabilities	(41)
4.91% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	(5,400)
4.91% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(34,811)
Liabilities	29,370
4.91% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0
Liabilities	$ 41
5.25% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(4,438)
5.25% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		33,686
Liabilities		(38,105)
5.25% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		0
Liabilities		(19)
5.25% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		4,438
5.25% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(33,686)
Liabilities		38,105
5.25% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		0
Liabilities		$ 19